Segmented information (Details) (CAD)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Cash	2,047,816	3,518,347
Mineral properties	33,397,645	32,107,341	31,961,598
Construction in progress	0	2,881,336
Capital assets	16,570,396	3,534,309
Investments	2,623,553	2,654,673
Deposits	1,326,208	0
Assets, Noncurrent, Total	55,965,618	41,814,670
United States [Member]
Restricted Cash	2,047,816	3,518,347
Mineral properties	32,873,978	31,583,674
Construction in progress	0	2,881,336
Capital assets	16,570,396	652,973
Investments	2,623,553	2,654,673
Deposits	1,326,208	0
Assets, Noncurrent, Total	0	41,291,003
Canada [Member]
Restricted Cash	0	0
Mineral properties	523,667	523,667
Capital assets	0	0
Investments	0	0
Deposits	0	0
Assets, Noncurrent, Total	523,667	523,667